  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 1997


                                                      1933 ACT FILE NO. 33-1121
                                                      1940 ACT FILE NO. 811-4443
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933         [X]
                       POST-EFFECTIVE AMENDMENT NO. 37       [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940     [X]
                               AMENDMENT NO. 40              [X]

                         EATON VANCE INVESTMENT TRUST
              --------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (617) 482-8260
                       -------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                   ---------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
        [X]  immediately upon filing pursuant to paragraph (b)
        [ ]  on (date) pursuant to paragraph (b)
        [ ]  60 days after filing pursuant to paragraph (a)(1)
        [ ]  on (date) pursuant to paragraph (a)(1)
        [ ]  75 days after filing pursuant to paragraph (a)(2)
        [ ]  on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:
        [ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May 28, 1996 filed its "Notice" as required by that Rule for the fiscal year ended March 31, 1996.

================================================================================

This Amendment to the registration statement is filed solely for the purpose of filing the Exhibits hereto. This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant.

                                    PART C
                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
             Not applicable.


     (B)  EXHIBITS:

     (1)(a) Amended and Restated Declaration of Trust for Eaton Vance Investment Trust dated January 11, 1993 filed as Exhibit 1(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.
        (b) Amendment and Restatement of Establishment and Designation of Series dated June 19, 1995 filed as Exhibit 1(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
        (c) Establishment and Designation of Classes dated March 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 35 and incorporated herein by reference.
     (2)(a) By-Laws as amended March 30, 1992, filed as Exhibit 2(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.
        (b) Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as Exhibit 2(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
     (3)         Not applicable.
     (4)         Not applicable.
     (5)         Not applicable.
     (6)(a)(1) Distribution Agreement between Registrant (on behalf of its Classic series) and Eaton Vance Distributors, Inc. dated November 1, 1996 filed herewith.
           (2) Distribution Agreement between Registrant (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. dated November 1, 1996 filed herewith.
           (3) Distribution Agreement between Registrant (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. dated November 1, 1996 filed herewith.
        (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.
        (c)      Schedule of Dealer Discounts and Sales Charges filed as Exhibit
                 (6)(c) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.
     (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
     (8)(a) Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 34 and incorporated herein by reference.
        (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 35 and incorporated herein by reference.
     (9) Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995, with attached schedule under Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding each series of the Registrant filed as Exhibit (9) to Post-Effective Amendment No. 34 and incorporated herein by reference.
    (10)         Opinion of counsel filed herewith.
    (11)         Not applicable.
    (12)         Not applicable.
    (13)         Not applicable.
    (14)         Not applicable.
    (15)(a) Amended Distribution Plan for Eaton Vance Investment Trust (on behalf of its Classic series) with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.
          (1) Amendment dated November 1, 1996 to the Amended Distribution Plan (filed as Exhibit (15) (a)) filed herewith.
        (b) Amended Distribution Plan for Eaton Vance Investment Trust (on behalf of its Marathon series) with attached schedule filed as Exhibit (15)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
          (1) Amendment dated November 1, 1996 to the Amended Distribution Plan (filed as Exhibit (15) (b)) filed herewith.
        (c) Amended Service Plan for Eaton Vance Investment Trust (on behalf of its Traditional series) with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(c) to Post-Effective Amendment No. 34 and incorporated herein by reference.
          (1) Amendment dated November 1, 1996 to the Amended Service Plan (filed as Exhibit (15)(c)) filed herewith.
    (16)         Not applicable.
    (17)(a) Power of Attorney for Eaton Vance Investment Trust dated February 8, 1994 filed as Exhibit (17)(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.
        (b) Power of Attorney for Arizona Limited Maturity Municipals Portfolio, California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, North Carolina Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, Pennsylvania Limited Maturity Municipals Portfolio and Virginia Limited Maturity Municipals Portfolio dated June 19, 1995 filed as Exhibit (17)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
    (18) Multi-Class Plan for Eaton Vance Investment Trust dated March 18, 1996 filed as Exhibit (18) to Post-Effective Amendment No. 35 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                 (1)                                                (2)
                           TITLE OF CLASS                                 NUMBER OF RECORD HOLDERS
           SHARES OF BENEFICIAL INTEREST WITHOUT PAR VALUE                 AS OF JANUARY 31, 1997
    EV Classic Florida Limited Maturity Municipals Fund                                             85
    EV Classic Massachusetts Limited Maturity Municipals Fund                                       66
    EV Classic National Limited Maturity Municipals Fund                                           248
    EV Classic New York Limited Maturity Municipals Fund                                            87
    EV Classic Pennsylvania Limited Maturity Municipals Fund                                       113
    EV Marathon California Limited Maturity Municipals Fund -- Class I                             605
    EV Marathon California Limited Maturity Municipals Fund -- Class II                            324
    EV Marathon Connecticut Limited Maturity Municipals Fund -- Class I                            288
    EV Marathon Connecticut Limited Maturity Municipals Fund -- Class II                             1
    EV Marathon Florida Limited Maturity Municipals Fund -- Class I                              1,233
    EV Marathon Florida Limited Maturity Municipals Fund -- Class II                               751
    EV Marathon Massachusetts Limited Maturity Municipals Fund -- Class I                        1,498
    EV Marathon Massachusetts Limited Maturity Municipals Fund -- Class II                         744
    EV Marathon Michigan Limited Maturity Municipals Fund -- Class I                               454
    EV Marathon Michigan Limited Maturity Municipals Fund -- Class II                                1
    EV Marathon National Limited Maturity Municipals Fund -- Class I                             1,369
    EV Marathon National Limited Maturity Municipals Fund -- Class II                              833
    EV Marathon New Jersey Limited Maturity Municipals Fund -- Class I                           1,394
    EV Marathon New Jersey Limited Maturity Municipals Fund -- Class II                            745
    EV Marathon New York Limited Maturity Municipals Fund -- Class I                             1,972
    EV Marathon New York Limited Maturity Municipals Fund -- Class II                              975
    EV Marathon Ohio Limited Maturity Municipals Fund -- Class I                                   664
    EV Marathon Ohio Limited Maturity Municipals Fund -- Class II                                    1
    EV Marathon Pennsylvania Limited Maturity Municipals Fund -- Class I                         1,443
    EV Marathon Pennsylvania Limited Maturity Municipals Fund -- Class II                          773
    EV Traditional California Limited Maturity Municipals Fund                                      59
    EV Traditional Connecticut Limited Maturity Municipals Fund                                     23
    EV Traditional Florida Limited Maturity Municipals Fund                                         21
    EV Traditional Michigan Limited Maturity Municipals Fund                                        45
    EV Traditional National Limited Maturity Municipals Fund                                        26
    EV Traditional New Jersey Limited Maturity Municipals Fund                                      49
    EV Traditional New York Limited Maturity Municipals Fund                                        20
    EV Traditional Ohio Limited Maturity Municipals Fund                                            52

ITEM 27.  INDEMNIFICATION

    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.


    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


EV Classic California Municipals Fund                   EV Marathon High Income Fund
EV Classic Connecticut Municipals Fund                  EV Marathon High Yield Municipals Fund
EV Classic Florida Insured Municipals Fund              EV Marathon Information Age Fund
EV Classic Florida Limited Maturity                     EV Marathon Investors Fund
  Municipals Fund                                       EV Marathon Kansas Municipals Fund
EV Classic Florida Municipals Fund                      EV Marathon Kentucky Municipals Fund
EV Classic Government Obligations Fund                  EV Marathon Louisiana Municipals Fund
EV Classic Greater China Growth Fund                    EV Marathon Maryland Municipals Fund
EV Classic Growth Fund                                  EV Marathon Massachusetts Limited Maturity
EV Classic High Income Fund                               Municipals Fund
EV Classic Information Age Fund                         EV Marathon Massachusetts Municipals Fund
EV Classic Investors Fund                               EV Marathon Michigan Limited Maturity
EV Classic Massachusetts Limited Maturity                 Municipals Fund
  Municipals Fund                                       EV Marathon Michigan Municipals Fund
EV Classic National Limited Maturity                    EV Marathon Minnesota Municipals Fund
  Municipals Fund                                       EV Marathon Mississippi Municipals Fund
EV Classic National Municipals Fund                     EV Marathon Missouri Municipals Fund
EV Classic New Jersey Municipals Fund                   EV Marathon National Limited Maturity
EV Classic New York Limited Maturity                      Municipals Fund
  Municipals Fund                                       EV Marathon National Municipals Fund
EV Classic New York Municipals Fund                     EV Marathon New Jersey Limited Maturity
EV Classic Pennsylvania Municipals Fund                   Municipals Fund
EV Classic Senior Floating-Rate Fund                    EV Marathon New Jersey Municipals Fund
EV Classic Strategic Income Fund                        EV Marathon New York Limited Maturity
EV Classic Special Equities Fund                          Municipals Fund
EV Classic Stock Fund                                   EV Marathon New York Municipals Fund
EV Classic Total Return Fund                            EV Marathon North Carolina Municipals Fund
EV Marathon Alabama Municipals Fund                     EV Marathon Ohio Limited Maturity
EV Marathon Arizona Municipals Fund                       Municipals Fund
EV Marathon Arkansas Municipals Fund                    EV Marathon Ohio Municipals Fund
EV Marathon Asian Small Companies Fund                  EV Marathon Oregon Municipals Fund
EV Marathon California Limited Maturity                 EV Marathon Pennsylvania Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Marathon California Municipals Fund                  EV Marathon Pennsylvania Municipals Fund
EV Marathon Colorado Municipals Fund                    EV Marathon Rhode Island Municipals Fund
EV Marathon Connecticut Limited Maturity                EV Marathon Strategic Income Fund
  Municipals Fund                                       EV Marathon South Carolina Municipals Fund
EV Marathon Connecticut Municipals Fund                 EV Marathon Special Equities Fund
EV Marathon Emerging Markets Fund                       EV Marathon Stock Fund
EV Marathon Florida Insured Municipals Fund             EV Marathon Tax-Managed Growth Fund
EV Marathon Florida Limited Maturity                    EV Marathon Tennessee Municipals Fund
  Municipals Fund                                       EV Marathon Texas Municipals Fund
EV Marathon Florida Municipals Fund                     EV Marathon Total Return Fund
EV Marathon Georgia Municipals Fund                     EV Marathon Virginia Municipals Fund
EV Marathon Gold & Natural Resources Fund               EV Marathon West Virginia Municipals Fund
EV Marathon Government Obligations Fund                 EV Marathon Worldwide Health Sciences Fund
EV Marathon Greater China Growth Fund                   EV Marathon Alabama Municipals Fund
EV Marathon Greater India Fund                          EV Traditional Arizona Municipals Fund
EV Marathon Growth Fund                                 EV Traditional Arkansas Municipals Fund
EV Marathon Hawaii Municipals Fund                      EV Traditional Asian Small Companies Fund

EV Traditional California Limited Maturity              EV Traditional National Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Traditional California Municipals Fund               EV Traditional National Municipals Fund
EV Traditional Colorado Municipals Fund                 EV Traditional New Jersey Limited Maturity
EV Traditional Connecticut Limited Maturity               Municipals Fund
  Municipals Fund                                       EV Traditional New Jersey Municipals Fund
EV Traditional Connecticut Municipals Fund              EV Traditional New York Limited Maturity
EV Traditional Emerging Markets Fund                      Municipals Fund
EV Traditional Florida Insured Municipals Fund          EV Traditional New York Municipals Fund
EV Traditional Florida Limited Maturity                 EV Traditional North Carolina Municipals Fund
  Municipals Fund                                       EV Traditional Ohio Limited
EV Traditional Florida Municipals Fund                    Maturity Municipals Fund
EV Traditional Georgia Municipals Fund                  EV Traditional Ohio Municipals Fund
EV Traditional Government Obligations Fund              EV Traditional Oregon Municipals Fund
EV Traditional Greater China Growth Fund                EV Traditional Pennsylvania Municipals Fund
EV Traditional Greater India Fund                       EV Traditional Rhode Island Municipals Fund
EV Traditional Growth Fund                              EV Traditional South Carolina Municipals Fund
EV Traditional Hawaii Municipals Fund                   EV Traditional Special Equities Fund
EV Traditional High Yield Municipals Fund               EV Traditional Stock Fund
Eaton Vance Income Fund of Boston                       EV Traditional Tax-Managed Growth Fund
EV Traditional Information Age Fund                     EV Traditional Tennessee Municipals Fund
EV Traditional Investors Fund                           EV Traditional Texas Municipals Fund
EV Traditional Kansas Municipals Fund                   EV Traditional Total Return Fund
EV Traditional Kentucky Municipals Fund                 EV Traditional Virginia Municipals Fund
EV Traditional Louisiana Municipals Fund                EV Traditional West Virginia Municipals Fund
EV Traditional Maryland Municipals Fund                 EV Traditional Worldwide Health Sciences Fund, Inc.
EV Traditional Massachusetts Municipals Fund            Eaton Vance Cash Management Fund
EV Traditional Michigan Limited Maturity                Eaton Vance Liquid Assets Trust
  Municipals Fund                                       Eaton Vance Money Market Fund
EV Traditional Michigan Municipals Fund                 Eaton Vance Prime Rate Reserves
EV Traditional Minnesota Municipals Fund                Eaton Vance Short-Term Treasury Fund
EV Traditional Mississippi Municipals Fund              Eaton Vance Tax Free Reserves
EV Traditional Missouri Municipals Fund                 Massachusetts Municipal Bond Portfolio
Eaton Vance Municipal Bond Fund L.P.


    (B)

                 (1)                                      (2)                         (3)
         NAME AND PRINCIPAL                      POSITIONS AND OFFICES       POSITIONS AND OFFICE
          BUSINESS ADDRESS*                   WITH PRINCIPAL UNDERWRITER        WITH REGISTRANT
          -----------------                   --------------------------        ---------------
James B. Hawkes                            Vice President and Director      Vice President and
                                                                              Trustee
William M. Steul                           Vice President and Director          None
Wharton P. Whitaker                        President and Director               None
Chris Berg                                 Vice President                       None
Kate B. Bradshaw                           Vice President                       None
David B. Carle                             Vice President                       None
James S. Comforti                          Vice President                       None
Raymond Cox                                Vice President                       None
Mark P. Doman                              Vice President                       None
James Foley                                Vice President                       None
Michael A. Foster                          Vice President                       None
William M. Gillen                          Senior Vice President                None
Hugh S. Gilmartin                          Vice President                       None
Perry D. Hooker                            Vice President                       None
Brian Jacobs                               Senior Vice President                None
Thomas P. Luka                             Vice President                       None
John Macejka                               Vice President                       None
Timothy D. McCarthy                        Vice President                       None
Joseph T. McMenamin                        Vice President                       None
Morgan C. Mohrman                          Senior Vice President                None
James A. Naughton                          Vice President                       None
Mark D. Nelson                             Vice President                       None
Linda D. Newkirk                           Vice President                       None
Andy Ogren                                 Vice President                       None
Thomas Otis                                Secretary and Clerk                  Secretary
James L. O'Connor                          Vice President                       Treasurer
George D. Owen                             Vice President                       None
F. Anthony Robinson                        Vice President                       None
Jay S. Rosoff                              Vice President                       None
Benjamin A. Rowland, Jr.                   Vice President,                      None
                                             Treasurer and Director
John P. Rynne                              Vice President                       None
Kevin Schrader                             Vice President                       None
George V.F. Schwab, Jr.                    Vice President                       None
Cornelius J. Sullivan                      Vice President                       None
David M. Thill                             Vice President                       None
Chris Volf                                 Vice President                       None
Sue Wilder                                 Vice President                       None

----------
*Address is 24 Federal Street, Boston, MA 02110


    (C) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 12th day of February, 1997.


                                        EATON VANCE INVESTMENT TRUST

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURE                                TITLE                             DATE
                  ---------                                -----                             ----

                                                   President (Chief
/s/ THOMAS J. FETTER                                 Executive Officer)                   February 12, 1997
--------------------------------------
    THOMAS J. FETTER

                                                   Treasurer and Principal
                                                     Financial and
/s/ JAMES L. O'CONNOR                                Accounting Officer                   February 12, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                                February 12, 1997
--------------------------------------

    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                Trustee                                February 12, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                                February 12, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                                February 12, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                                February 12, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                                February 12, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ THOMAS J. FETTER
     ---------------------------------
     THOMAS J. FETTER
     As Attorney-in-fact


                                EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                 PAGE IN SEQUENTIAL
EXHIBIT NO.                                          DESCRIPTION                                  NUMBERING SYSTEM
-----------                                          -----------                                  ----------------

 (6)(a)(1)            Distribution Agreement between Registrant (on behalf of its Classic series) and Eaton Vance Distributors, Inc. dated November 1, 1996.

 (6)(a)(2)            Distribution Agreement between Registrant (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. dated November 1, 1996.

 (6)(a)(3)            Distribution Agreement between Registrant (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. dated November 1, 1996.

(10)                  Opinion of counsel.
(15)(a)(1)            Amendment dated November 1, 1996 to the Amended Distribution Plan (filed as Exhibit (15)(a)).
(15)(b)(1)            Amendment dated November 1, 1996 to the Amended Distribution Plan (filed as Exhibit (15)(b)).
(15)(c)(1)            Amendment dated November 1, 1996 to the Amended Service Plan (filed as
                      Exhibit (15)(c)).
